Subsequent Events (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Feb. 24, 2021	Jul. 31, 2020
Subsequent Events (Textual)
Subscription investors	$ 22,500,000
Class A Ordinary Shares	2,250,000
Purchase price	1000.00%
Sponsor [Member]
Subsequent Events (Textual)
Aggregate loans			$ 250,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Aggregate loans		$ 650,000